Fair Value Of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Apr. 30, 2014	Jul. 31, 2013
Fair Value of Financial Instruments [Abstract]
Schedule Of Derivative Liabilities At Fair Value

		Conversion
	Warrant	Feature
	Liability	Liability	Total

Balance at July 31, 2012	$286,000	$33,000	$319,000
Issuances	0	0	0
Settlement of conversion feature liability	0	(33,000)	(33,000)
Adjustments to estimated fair value	(235,000)	0	(235,000)
Balance at July 31, 2013	$51,000	$0	$51,000
Issuances	0	0	0
Settlement of warrant liability	(97,000)	0	(97,000)
Adjustments to estimated fair value	56,000	0	56,000
Balance at April 30, 2014	$10,000	$0	$10,000

		Conversion
	Warrant	Feature
	Liability	Liability	Total

Balance at July 31, 2011	$0	$0	$0
Issuances	297,000	33,000	330,000
Adjustments to estimated fair value	(11,000)	0	(11,000)
Balance at July 31, 2012	$286,000	$33,000	$319,000
Issuances	0	0	0
Settlement of conversion feature liability	0	(33,000)	(33,000)
Adjustments to estimated fair value	(235,000)	0	(235,000)
Balance at July 31, 2013	$51,000	$0	$51,000